CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net sales	$ 44,522	$ 44,568	$ 38,076
Cost of sales	37,073	39,775	33,852
Gross profit	7,449	4,793	4,224
Selling, general and administrative expenses	8,856	9,119	9,123
Other income (expenses), net (note 17)	(696)	(1,021)	93
Operating loss	(2,103)	(5,347)	(4,806)
Non-operating income, net (note 18)	3,688	571	2,553
(Loss) income from continuing operations, before income taxes	1,585	(4,776)	(2,253)
Income taxes (note 12)	209	158	207
(Loss) income from continuing operations, after income taxes	1,376	(4,934)	(2,460)
Loss from discontinued operations, net of tax			(348)
Net (loss) income attributable to Deswell Industries, Inc.	1,376	(4,934)	(2,808)
Other comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	(3)	(73)	33
Reclassification adjustment in connection with loss on disposal of available-for-sale securities transferred to profit or loss	14
Total comprehensive (loss) income attributable to Deswell Industries, Inc.	$ 1,387	$ (5,007)	$ (2,775)
Basic and Diluted:
(Loss) income from continuing operations per share	$ 0.09	$ (0.31)	$ (0.15)
Loss from discontinued operations per share			(0.02)
Net (loss) income per share	$ 0.09	$ (0.31)	$ (0.17)
Weighted average common shares outstanding (shares in thousands)	16,035	16,056	16,056